Related party transactions (Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries		$ 80.6	$ 128.1
Trading balances due to Seadrill and subsidiaries		(135.6)	(145.8)
Due to related parties		(160.3)	(306.0)
Line of Credit
Related Party Transaction [Line Items]
Due to related parties		(160.3)	(196.5)
Seadrill
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	[1]	80.6	175.9
Trading balances due to Seadrill and subsidiaries	[1]	(192.0)	(354.7)
Rig financing agreement	[2]	(119.1)	(139.0)
Seadrill | Vendor Financing Loan
Related Party Transaction [Line Items]
Due to related parties	[3]	0.0	(109.5)
Seadrill | Seadrill Limited | Deferred and contingent consideration to related party - short term portion
Related Party Transaction [Line Items]
Due to related parties	[4]	(45.6)	(60.4)
Seadrill | Seadrill Limited | Deferred and contingent consideration to related party - long term portion
Related Party Transaction [Line Items]
Due to related parties	[4]	(157.6)	(185.4)
Seadrill | Seadrill Limited | Interest Rate Swap Agreement
Related Party Transaction [Line Items]
Due from related parties	[5]	2.4	2.2
Seadrill | Seadrill Limited | Line of Credit | Loan Agreement
Related Party Transaction [Line Items]
Due to related parties	[2]	$ (41.2)	$ (57.5)

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free, and are intended to be settled in the ordinary course of business.
[2]	Rig Financing Agreement and West Vencedor Loan Agreement – See Note 11 "Debt" for details of the $440 million Rig Financing Agreement and West Vencedor Loan Agreement.
[3]	$109.5 million Vendor financing loan - On May 17, 2013, Seadrill Operating LP borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bore interest at a rate of LIBOR plus a margin of 5% and was repaid in May 2016.
[4]	Deferred consideration to related party - On the acquisition of the West Polaris in 2015, the Company recognized a seller's credit balance payable of $44.6 million, a long term deferred consideration balance of $63.7 million and a short-term deferred consideration balance of $31.6 million. On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. The short-term portion of the deferred consideration balance and the short-term contingent consideration balance was $25.8 million. As of December 31, 2016, the short-term portion of these balances relating to the West Polaris, and the West Vela are $8.3 million and $37.3 million respectively, which are presented within other related party payables on the balance sheet. As of December 31, 2016, the long-term portion of the balances relating to the West Polaris and West Vela are $89.8 million and $67.8 million respectively. As of December 31, 2015, the short-term portion of these balances relating to the West Polaris and the West Vela are $30.7 million and $29.7 million respectively, which are presented within other related party payables on the balance sheet. As of December 31, 2015, the long-term portion of the balances relating to the West Polaris and West Vela are $90.1 million and $95.3 million respectively.
[5]	Derivatives with Seadrill - Interest rate swaps - As of December 31, 2016, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $620.3 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. Refer to Note 14 "Risk management and financial instruments" for further information.